Accumulated Other Comprehensive Income (Loss) - Reclassifications Out of AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of debt securities	$ 1,354	$ 1,271	$ 1,662
Net interest income	39,952	42,265	40,656
Trading account profits	6,309	7,056	5,870
Other income (loss)	1,203	(49)	(2,087)
Personnel	(33,787)	(34,719)	(35,648)
Equity investment income	1,130	2,901	2,070
Income Before Income Taxes	6,855	16,172	3,072
Income tax expense (benefit)	2,022	4,741	(1,116)
Net income	4,833	11,431	4,188
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	315	624	67
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss) | Debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of debt securities	1,354	1,271	1,662
Other income (loss)	(16)	(20)	(53)
Income Before Income Taxes	1,338	1,251	1,609
Income tax expense (benefit)	508	463	595
Net income	830	788	1,014
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss) | Equity securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity investment income	0	771	19
Income Before Income Taxes	0	771	19
Income tax expense (benefit)	0	285	7
Net income	0	486	12
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Before Income Taxes	(760)	(773)	(1,035)
Income tax expense (benefit)	(285)	(286)	(383)
Net income	(475)	(487)	(652)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net interest income	(1,119)	(1,119)	(956)
Other income (loss)	0	18	0
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Commodity contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Trading account profits	0	(1)	(1)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Equity contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	359	329	(78)
Reclassification out of Accumulated Other Comprehensive Income | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	(5)	(4)	(6)
Reclassification out of Accumulated Other Comprehensive Income | Transition obligation
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	0	0	(32)
Reclassification out of Accumulated Other Comprehensive Income | Net actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	(50)	(225)	(443)
Reclassification out of Accumulated Other Comprehensive Income | Settlements and curtailments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	0	(8)	(58)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Before Income Taxes	(55)	(237)	(539)
Income tax expense (benefit)	(23)	(79)	(212)
Net income	(32)	(158)	(327)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss)	(20)	(138)	30
Income Before Income Taxes	(20)	(138)	30
Income tax expense (benefit)	(12)	(133)	10
Net income	$ (8)	$ (5)	$ 20